Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.4%
Alphabet, Inc. - Class C (a)	50,466	$6,717,529
Match Group, Inc. (a)	209,278	9,733,520
Meta Platforms, Inc. - Class A (a)	30,813	9,817,022
Netflix, Inc. (a)	19,492	8,556,403
Paramount Global - Class A (b)	376,794	6,040,008
Warner Bros Discovery, Inc. (a)(b)	454,981	5,946,602
		46,811,084
Consumer Discretionary - 22.0%
Amazon.com, Inc. (a)	62,756	8,389,222
Aptiv PLC (a)	70,176	7,683,570
Bath & Body Works, Inc.	169,893	6,296,235
Caesars Entertainment, Inc. (a)	201,763	11,908,052
CarMax, Inc. (a)(b)	85,116	7,031,433
Carnival Corp. (a)(b)	825,926	15,560,446
eBay, Inc.	114,264	5,085,891
Etsy, Inc. (a)(b)	82,214	8,357,053
Expedia Group, Inc. (a)	64,990	7,963,225
Ford Motor Co.	503,267	6,648,157
General Motors Co.	174,254	6,686,126
MGM Resorts International	136,423	6,926,196
NIKE, Inc. - Class B	44,719	4,936,530
Norwegian Cruise Line Holdings Ltd. (a)(b)	586,530	12,944,717
Pool Corp. (b)	14,906	5,734,934
PulteGroup, Inc.	76,569	6,461,658
Ralph Lauren Corp. (b)	46,701	6,133,242
Royal Caribbean Cruises Ltd. (a)(b)	99,493	10,855,681
Tesla Motors, Inc. (a)	42,971	11,491,735
VF Corp.	244,150	4,836,611
		161,930,714
Energy - 0.9%
APA Corp.	157,952	6,395,476

Financials - 13.2%
BlackRock, Inc.	8,630	6,376,275
Capital One Financial Corp. (b)	67,982	7,955,254
Discover Financial Services	54,984	5,803,561
Franklin Resources, Inc. (b)	215,536	6,302,273
Global Payments, Inc.	50,770	5,597,393
Invesco Ltd.	387,306	6,506,741
KeyCorp.	551,207	6,785,358
Lincoln National Corp.	325,573	9,129,067
MSCI, Inc.	11,884	6,513,383
PayPal Holdings, Inc. (a)	100,331	7,607,096
State Street Corp.	75,659	5,480,738
Synchrony Financial	216,653	7,483,195
T Rowe Price Group, Inc.	60,058	7,402,749
Zions Bancorp (b)	216,157	8,268,005
		97,211,088
Health Care - 5.9%
Align Technology, Inc. (a)	21,718	8,207,015
Catalent, Inc. (a)	157,523	7,643,016
DexCom, Inc. (a)	44,340	5,522,990
IDEXX Laboratories, Inc. (a)	10,777	5,978,325
Illumina, Inc. (a)(b)	29,228	5,616,160
Intuitive Surgical, Inc. (a)	17,344	5,626,394
Moderna, Inc. (a)	42,734	5,028,083
		43,621,983
Industrials - 8.7%
American Airlines Group, Inc. (a)	426,761	7,148,247
Ceridian HCM Holding, Inc. (a)	124,352	8,805,365
Generac Holdings, Inc. (a)	72,677	11,170,455
Old Dominion Freight Line, Inc.	16,935	7,104,063
Paycom Software, Inc.	24,398	8,997,007
Stanley Black & Decker, Inc. (b)	64,242	6,377,303
United Airlines Holdings, Inc. (a)	118,243	6,421,777
United Rentals, Inc.	16,546	7,688,595
		63,712,812
Information Technology - 38.5%
Adobe, Inc. (a)	16,885	9,222,080
Advanced Micro Devices, Inc. (a)	82,724	9,463,626
ANSYS, Inc. (a)	19,753	6,757,501
Apple, Inc.	31,432	6,174,816
Applied Materials, Inc. (b)	59,729	9,054,319
Arista Networks, Inc. (a)	37,067	5,748,721
Autodesk, Inc. (a)	33,227	7,043,792
Broadcom, Inc.	8,194	7,363,538
Cadence Design System, Inc. (a)	25,230	5,904,072
DXC Technology Co. (a)	241,926	6,689,254
Enphase Energy, Inc. (a)(b)	38,393	5,829,209
EPAM Systems, Inc. (a)	26,405	6,252,968
Fair Isaac Corp. (a)	6,932	5,808,808
Fortinet, Inc. (a)	83,892	6,520,086
HP, Inc.	174,912	5,742,361
Intel Corp.	177,425	6,346,492
Intuit, Inc.	15,973	8,173,384
KLA Corp.	16,412	8,434,947
Lam Research Corp.	13,594	9,767,153
Microchip Technology, Inc.	86,156	8,093,495
Micron Technology, Inc.	95,863	6,843,660
Microsoft Corp.	16,811	5,647,151
Monolithic Power Systems, Inc.	19,111	10,692,413
NVIDIA Corp.	29,842	13,944,868
NXP Semiconductors NV	36,371	8,110,006
ON Semiconductor Corp. (a)	97,678	10,524,805
Qorvo, Inc. (a)	66,274	7,291,465
QUALCOMM, Inc.	55,654	7,355,789
salesforce.com, Inc. (a)	28,719	6,462,062
Seagate Technology Holdings PLC	92,908	5,899,658
ServiceNow, Inc. (a)	14,382	8,384,706
Skyworks Solutions, Inc.	61,287	7,009,394
SolarEdge Technologies, Inc. (a)(b)	22,675	5,475,106
Teradyne, Inc. (b)	70,652	7,979,437
Trimble, Inc. (a)	126,850	6,824,530
Tyler Technologies, Inc. (a)	13,225	5,245,432
Western Digital Corp. (a)	178,041	7,577,425
Zebra Technologies Corp. (a)(b)	23,232	7,154,527
		282,813,056
Materials - 4.3%
Albemarle Corp.	27,871	5,916,456
Celanese Corp. (b)	53,508	6,709,368
Eastman Chemical Co.	64,748	5,541,134
Freeport-McMoRan, Inc.	155,299	6,934,100
Nucor Corp.	37,857	6,514,811
		31,615,869
TOTAL COMMON STOCKS (Cost $636,670,447)		734,112,082
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$750,449	750,449
TOTAL SHORT-TERM INVESTMENTS (Cost $750,449)		750,449
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	98,736,464	98,736,464
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $98,736,464)		98,736,464

Total Investments (Cost $736,157,360) - 113.4%		833,598,995
Liabilities in Excess of Other Assets - (13.4)%		(98,686,161)
TOTAL NET ASSETS - 100.0%		$734,912,834

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $97,447,558 or 13.3% of net assets.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 734,112,082	$ -	$ -	$ -	$ 734,112,082
Short-Term Investments	750,449	-	-	-	750,449
Investments Purchased with Proceeds from Securities Lending	-	-	-	98,736,464	98,736,464
Total Investments in Securities	$ 734,862,531	$ -	$ -	$ 98,736,464	$ 833,598,995
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.